PENSION LIABILITIES, NET (Schedule Of Changes In Projected Benefit Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liability, Defined Benefit Plan [Abstract]
Projected benefit obligation at beginning of year	$ 2,510	$ 2,368
Interest cost	38	52	$ 47
Expenses paid	(170)	(201)
Exchange rates differences	(85)	50
Actuarial loss	219	241
Projected benefit obligation at end of year	$ 2,512	$ 2,510	$ 2,368